Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 756,878	$ 762,659
Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	1,168,654	1,158,192
Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(411,776)	(395,533)
Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	756,878
Indefinite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles		687,237
Indefinite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	695,807	688,337
Indefinite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(1,100)	(1,100)
Indefinite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	694,707
Finite life intangibles [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles		75,422
Finite life intangibles [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	472,847	469,855
Finite life intangibles [Member] | Accumulated Amortization and Impairment [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	(410,676)	$ (394,433)
Finite life intangibles [Member] | Net Carrying Value [Member]
Intangible Assets (Details) - Schedule of indefinite and finite life intangible assets [Line Items]
Total intangibles	$ 62,171